Leases (Details) - Schedule of Weighted Average Remaining Lease Terms and Discount Rates for All of Operating Leases	Dec. 31, 2023	Dec. 31, 2022
Schedule of Weighted Average Remaining Lease Terms and Discount Rates for All of Operating Leases [Abstract]
Weighted average remaining lease term (years)	1 year 3 months	2 years 2 months 26 days
Weighted average discount rate (per annum)	4.27%	4.29%